Taxation - Summary of tax relating to components of other comprehensive income or loss (Footnotes) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss [abstract]
Deferred tax charge included in other comprehensive income	$ 77,000,000	$ 325,000,000	$ 153,000,000
Current tax charge included in other comprehensive income	$ 0	$ 0	$ 0